Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Schedule of Property And Equipment

Property and equipment consisted of the following:

(Dollars in thousands)	September 30, 2024	December 31, 2023	Useful Life (in years)
Furniture and fixtures	$625	$625	3.0 - 7.0
Leasehold improvements	1,386	1,386	3.5 - 5.0
Vehicle	27	27	7.0
Total cost	2,038	2,038
Less accumulated depreciation	(1,926)	(1,869)
Total property and equipment, net	$112	$169

Property and equipment consisted of the following as of December 31:

(Dollars in thousands)	2023	2022	Useful Life (in years)
Furniture and fixtures	$3,410	$4,093	3.0 - 7.0
Digital can printer	3,649	3,649	12.5
Support of digital can printer	695	567	7.0
Leasehold improvements	1,529	1,529	3.5 - 5.0
Vehicles	156	222	5.0
Total cost	9,439	10,060
Less accumulated depreciation	(4,671)	(4,319)
Total property and equipment, net	$4,768	$5,741

Beeline Financial Holdings Inc [Member]
Schedule of Property And Equipment

Property and equipment as of September 30, 2024 and December 31, 2023, consisted of the following:

	September 30, 2024	December 31, 2023
Leasehold improvements	$696,894	$696,894
Furniture and fixtures	129,962	129,962
Computers and hardware	81,779	81,779
	908,635	908,635
Less accumulated depreciation	(713,474)	(599,942)
Property and equipment, net	$195,161	$308,693

Property and equipment as of December 31, 2023 and 2022, consisted of the following:

	2023	2022
Leasehold improvements	$696,894	$696,894
Furniture and fixtures	129,962	129,962
Computers and hardware	81,779	81,779
	908,635	908,635
Less: accumulated depreciation	(599,942)	(448,566)
Property and equipment, net	$308,693	$460,069